SUN JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                             Fax: (212) 314-3953


                                                      September 3, 2008

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

              Re:      AXA Equitable Life Insurance Company
                       and its Separate Account FP
                       Form N-6 Registration Statement
                       File No. 333-103202 and 811-04335
                       CIK #0000771726

Commissioners:

         AXA Equitable Life Insurance Company ("AXA Equitable") today has transmitted via EDGAR for filing, and effectiveness on September 5, 2008, pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 12 and Amendment No. 56 ("Amendment") to AXA Equitable's Form N-6 Registration Statement File Nos. 333-103202 and 811-04335 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account FP ("Separate Account") of AXA Equitable.

The Post-Effective Amendment relates to a new version of the Incentive Life flexible premium variable life insurance policy called "Survivorship Incentive Life Legacy" to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account FP. Survivorship Incentive Life Legacy will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account FP, and the distributors of Survivorship Incentive Life Legacy are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

On May 29, 2008, we filed Post-Effective Amendment No. 9 under Rule 485(a) on Form N-6 describing the new Survivorship Incentive Life Legacy policy. On
July 7, 2008, we received comments orally on this filing from Mr. Sonny Oh of the Securities and Exchange Commission's staff. We provided responses to some of these comments on August 14, 2008 and received follow-up comments on August 19, 2008. This Post-Effective Amendment under Rule 485(b) is being filed to respond to the remaining staff comments, comply with staff comments in the manner previously described to Mr. Oh and to make other non-material updating and editorial changes.

Also included in this filing are hypothetical illustrations, additional exhibits to the registration statement and financial information for both Separate Account FP and AXA Equitable.

In connection with this Registration Statement, the Company hereby acknowledges that:
o The Company is responsible for the adequacy and accuracy of the disclosure in the Amendment and the Registration Statement;

o    Comments by the staff of the Securities and Exchange Commission
     (the "Commission") or changes to disclosure in response to staff comments on the Amendment do not foreclose the Commission from taking any action with respect to the Amendment or the Registration Statement;

o The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (212) 314-2120 or, in my absence, Christopher
E. Palmer, of Goodman Proctor LLP at (202) 346-4253.

                                        Very truly yours,


                                        /s/ Sun Jin Moon
                                        -----------------
                                        Sun Jin Moon


cc: Christopher E. Palmer, Esq.
    Sonny Oh, Esq.